Revenues (Disaggregated Revenue) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 14,477	$ 13,819	$ 14,917
Remaining performance obligation	83	101
Freight [Member]
Disaggregation of Revenue [Line Items]
Revenues	13,888	13,218	14,198
Petroleum And Chemicals [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,816	2,631	3,052
Metals And Minerals [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,548	1,409	1,643
Forest Products [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,740	1,700	1,808
Coal [Member]
Disaggregation of Revenue [Line Items]
Revenues	618	527	658
Grain And Fertilizers [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,475	2,609	2,392
Intermodal [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,115	3,751	3,787
Automotive [Member]
Disaggregation of Revenue [Line Items]
Revenues	576	591	858
Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 589	$ 601	$ 719